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05074009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NOV 29 2005

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

Pacific Exchange, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

streetTRACKS Series Trust

3. Class of New Derivative Securities Product:

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Investment Company Units

4. Name of Underlying Instrument:

streetTRACKS DJ Wilshire Mid Cap ETF

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

EMM

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

New York Stock Exchange, Nasdaq National Market, American Stock Exchange

PROCESSED

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

DEC 07 2005
THOMSON
FINANCIAL

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Alden Adkins

Title:

S.V.P. Regulation

Telephone Number:

(415) 393-4037

Manual Signature of Official Responsible for Form:

November 17, 2005

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	November 29, 2005

PACIFIC
EXCHANGE
STOCK & OPTIONS

Via Federal Express

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
NOV 29 2005
DIVISION OF MARKET REGULATION

November 28, 2005

Ms. Gail Fortson
Division of Market Regulation
Securities and Exchange Commission
Station Place - Building I
100 F Street, N.E.
Washington, DC 20002

Re: **Forms 19b-4(e)**

Dear Ms. Fortson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find one original and nine copies of Forms 19b-4(e) with respect to broad-based investment company units for each of the following ticker symbols:

- KBE
- KCE
- KIE
- SDY
- ELR
- EMM
- EMG
- EMV
- DSC

If you have any questions or concerns, please do not hesitate to call me at (415) 393-4135.

Sincerely,

Melanie Grace

Melanie Grace

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	November 29, 2005

cc: Janet Angstadt (ARCA)
Tim Malinowski (PCX)
Office of the Corporate Secretary (PCX, PCXE)

115 Sansome Street, San Francisco, California 94104 415 393-4000